SHARE-BASED COMPENSATION (Details) - Summary of share-based compensation plans (Parentheticals)	6 Months Ended
Jun. 30, 2022
Stock options and RSU to eligible Employees, Officers, Directors and external consultants [Member]
SHARE-BASED COMPENSATION (Details) - Summary of share-based compensation plans (Parentheticals) [Line Items]
Percentage of share-based compensation available for issuance	15.00%